Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559




                      FIRST TRUST EXCHANGE-TRADED FUND IV

                      FIRST TRUST TACTICAL HIGH YIELD ETF
           (FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
                                      AND
                          FIRST TRUST SENIOR LOAN FUND

                                 (the "Funds")

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MARCH 3, 2014

                              DATED APRIL 24, 2014


      Notwithstanding anything to the contrary in the prospectus, the Funds will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.


   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE